SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
2025	$ 67,589	$ 71,716
2025		67,589
Later years
Total lease payments	103,539	139,305
Less: Imputed interest	(5,994)	(10,626)
Present value of lease liabilities	97,545	$ 128,679
2024	$ 35,950